SHARE-BASED PAYMENTS, Number of Shares and Weighted Average Exercise Prices of Share Awards (Details)		6 Months Ended
		Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares
Number of options [Abstract]
Beginning balance (in shares) | shares		11,744,000	10,398,000
Granted during the period (in shares) | shares		1,276,000	401,000
Exercised during the period (in shares) | shares	[1]	(168,000)
Forfeited during the period (in shares) | shares		(95,000)	(130,000)
Ending balance (in shares) | shares		12,757,000	10,669,000
Vested and exercisable (in shares) | shares		6,950,000	5,293,000
Average exercise price per share option [Abstract]
Beginning balance (in dollars per share)		$ 3.65	$ 3.5
Granted during the period (in dollars per share)		6.53	3.5
Exercised during the period (in dollars per share)	[1]	3.61
Forfeited (in dollars per share)		3.86	3.5
Ending balance (in dollars per share)		3.94	3.5
Vested and exercisable (in dollars per share)		3.63	3.5
Average fair value per share option [Abstract]
Beginning balance (in dollars per share)		23.04	25.27
Granted during the period (in dollars per share)		5.78	4.72
Exercised during the period (in dollars per share)	[1]	21.83
Forfeited (in dollars per share)		17.61	19.85
Ending balance (in dollars per share)		21.37	24.57
Vested and exercisable (in dollars per share)		$ 23.63	$ 24.57
Proceeds from exercise of options | $		$ 604,000	$ 0
Weighted average remaining contractual life		7 years 8 months 19 days	8 years 3 months 25 days
2023 Plan [Member]
Number of options [Abstract]
Granted during the period (in shares) | shares		1,276,418	401,434
Average exercise price per share option [Abstract]
Granted during the period (in dollars per share)			$ 3.5
Average fair value per share option [Abstract]
Proceeds from exercise of options | $		$ 604,000

[1]	The total proceeds received from the exercised shares under the 2023 plan for the six months ended June 30, 2024 was approximately US$604,000.